SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Network and IT costs	$ 1,185	$ 1,043	$ 1,017
Personnel costs	927	775	848
Customer associated costs	893	822	860
Losses on receivables	59	58	51
Taxes, other than income taxes	219	244	227
Other	465	726	1,560
Total selling, general and administrative expenses	3,748	3,668	4,563
Reduction in selling, general and administrative expense	106
Operating lease expense	$ 444	$ 408	$ 385